Unsecured Senior Notes - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 31, 2020	Jul. 31, 2020	May 31, 2021	Dec. 14, 2018
Debt Instrument [Line Items]
Debt instrument Principal amount				$ 250,000
Debt Instrument payment terms		interest payable semiannually in arrears on January 2 and July 2 of each calendar year, commencing on January 2, 2021.
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument Principal amount	$ 300,000	$ 300,000	$ 300,000
Interest rate		2.125%
Debt instrument date of first required payment		Jan. 02, 2021
Debt instrument frequency of periodic payment		semiannually
Proceeds from issue of unsecured senior notes		$ 299,181
Debt issuance costs net		$ 2,098
Debt instrument maturity year	2025